United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/08

Date of Reporting Period:  Quarter ended 2/29/08

Item 1.                      Schedule of Investments

Government Cash Series

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--35.4%
$4,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.103%, 3/8/2008	$4,000,000
26,723,000	[2]	Federal Home Loan Bank System Discount Notes, 4.235% - 4.284%, 3/14/2008 - 3/24/2008	26,665,225
167,750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.850% - 5.016%, 3/3/2008 – 6/16/2008	167,762,673
53,620,000		Federal Home Loan Bank System Notes, 2.625% - 5.800%, 5/15/2008 - 3/23/2009	53,628,422
7,691,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 3.600% - 4.890%, 3/3/2008 - 7/7/2008	7,626,679
15,475,000		Federal Home Loan Mortgage Corp. Notes, 3.125% - 5.750%, 4/4/2008 - 1/16/2009	15,461,888
4,500,000	[2]	Federal National Mortgage Association Discount Notes, 4.986% - 5.000%, 4/25/2008 - 5/12/2008	4,460,956
22,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.060% - 3.171%, 3/3/2008 - 4/28/2008	22,496,393
4,549,000		Federal National Mortgage Association Notes, 2.500% - 3.375%, 6/15/2008 - 1/23/2009	4,536,752
		TOTAL GOVERNMENT AGENCIES	306,638,988
		REPURCHASE AGREEMENTS--66.3%
10,000,000		Interest in $3,770,000,000 joint repurchase agreement 1.83%, dated 2/29/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,770,574,925 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $3,845,986,596.	10,000,000
100,000,000		Interest in $2,321,000,000 joint repurchase agreement 3.20%, dated 2/29/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,321,618,933 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $2,370,410,129.	100,000,000
75,381,000		Interest in $4,000,000,000 joint repurchase agreement 3.19%, dated 2/29/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,001,063,333 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $4,105,288,400.	75,381,000
3,000,000	[3]	Interest in $295,000,000 joint repurchase agreement 4.435%, dated 4/11/2007 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $308,228,619 on 4/10/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2037 and the market value of those underlying securities was $305,402,055.	3,000,000
22,000,000	[3]	Interest in $1,450,000,000 joint repurchase agreement 3.07%, dated 2/11/2008 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $1,453,585,931 on 3/12/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2044 and the market value of those underlying securities was $1,495,602,081.	22,000,000
8,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 3.11%, dated 2/19/2008 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $1,002,591,667 on 3/20/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/24/2042 and the market value of those underlying securities was $1,030,891,131.	8,000,000
150,000,000		Interest in $3,500,000,000 joint repurchase agreement 3.19%, dated 2/29/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $3,500,930,417 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2038 and the market value of those underlying securities was $3,595,592,325.	150,000,000
4,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 3.165%, dated 2/13/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $345,201,150 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $346,801,237.	4,000,000
150,000,000		Interest in $3,350,000,000 joint repurchase agreement 3.20%, dated 2/29/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $3,350,893,333 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/16/2044 and the market value of those underlying securities was $3,430,768,719.	150,000,000
2,000,000	[3]	Interest in $147,000,000 joint repurchase agreement 5.315%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $154,856,456 on 5/27/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2042 and the market value of those underlying securities was $157,537,732.	2,000,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 3.20%, dated 2/29/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $100,026,667 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2013 and the market value of those underlying securities was $102,703,638.	50,000,000
		TOTAL REPURCHASE AGREEMENTS	574,381,000
		TOTAL INVESTMENTS—101.7% (AT AMORTIZED COST)[4]	881,019,988
		OTHER ASSETS AND LIABILITIES – NET—(1.7)%[5]	(15,037,822)
		TOTAL NET ASSETS—100%	$865,982,166

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Municipal Cash Series

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--103.2%[1,2]
		Alabama--1.9%
$2,485,000	[3,4]	Birmingham, AL Airport Authority, ROCs (Series 7537), Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.300%, 3/6/2008	$2,485,000
1,195,000		Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 3.500%, 3/7/2008	1,195,000
1,998,000		Birmingham, AL IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.310%, 3/6/2008	1,998,000
295,000		Perry County, AL IDB, (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/ (Regions Bank, Alabama LOC), 3.350%, 3/6/2008	295,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank NA, New York LOC), 3.390%, 3/6/2008	3,100,000
		TOTAL	9,073,000
		Arizona--8.1%
1,250,000		Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 3.650%, 3/3/2008	1,250,000
2,500,000	[3,4]	Maricopa County, AZ, IDA SFM, ROCs (Series 10214), Weekly VRDNs (GNMA COL)/ (Citigroup, Inc. LIQ), 3.270%, 3/6/2008	2,500,000
675,000		Maricopa County, AZ, IDA, (Series 2000A), Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.200%, 3/6/2008	675,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002), Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 3.200%, 3/6/2008	3,400,000
8,435,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, (PA-1509), Weekly VRDNs (GNMA COL)/ (Merrill Lynch & Co., Inc. LIQ), 3.220%, 3/6/2008	8,435,000
10,770,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007 C-59), 3.25% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 4/23/2008	10,770,000
4,980,000	[3,4]	Scottsdale, AZ Municipal Property Corp. Excise Tax, PUTTERs (Series 2518), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.410%, 3/6/2008	4,980,000
5,500,000		Show Low, AZ IDA, (Series 2006), Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.250%, 3/6/2008	5,500,000
1,000,000		Yavapai County, AZ, (Series 2007), Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 3.100%, 3/6/2008	1,000,000
		TOTAL	38,510,000
		Colorado--0.6%
1,500,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC), 3.360%, 3/6/2008	1,500,000
1,245,000		Colorado HFA, (Series 2000A), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.260%, 3/6/2008	1,245,000
300,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 3.260%, 3/6/2008	300,000
		TOTAL	3,045,000
		Connecticut--0.1%
500,000		Connecticut Development Authority, (Series 1999), 1.70% CP (New England Power Co.), Mandatory Tender 4/10/2008	500,000
		District of Columbia--0.4%
1,995,000	[3,4]	District of Columbia HFA, (Series 2005 BNY5), Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.050%, 3/6/2008	1,995,000
		Florida--5.7%
3,350,000	[3,4]	Citizens Property Insurance Corp. FL, P-Floats (Series EC-1010), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.380%, 3/6/2008	3,350,000
2,825,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.280%, 3/6/2008	2,825,000
1,500,000	[3,4]	Escambia County, FL HFA, (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 3.470%, 3/6/2008	1,500,000
1,905,000	[3,4]	Florida Hurricane Catastrophe Fund Finance Corp., P-Floats (Series EC-1081), Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.380%, 3/6/2008	1,905,000
4,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 4.550%, 3/5/2008	4,000,000
1,000,000		Jacksonville, FL EDC, Special Facility Airport Revenue Bonds (Series 2005B), Weekly VRDNs (Holland-Sheltair Aviation Funding LLC)/(Mellon Bank N.A. LOC), 3.280%, 3/6/2008	1,000,000
5,455,000	[3,4]	Lee County, FL Solid Waste System, (Series 2006 FR/RI-P11), Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.590%, 3/5/2008	5,455,000
3,000,000		Miami-Dade County, FL, (Series A), 1.90% CP (Miami International Airport)/(BNP Paribas SA and Dexia Credit Local LOCs), Mandatory Tender 4/8/2008	3,000,000
4,000,000		Volusia County, FL HFA, (Series 2007 A), Weekly VRDNs (Cape Morris Cove LLP)/ (Washington Mutual Bank LOC), 5.500%, 3/5/2008	4,000,000
		TOTAL	27,035,000
		Georgia--5.6%
6,500,000		Bartow County, GA IDA, (First Series 2007) Daily VRDNs (Georgia Power Co.), 3.750%, 3/3/2008	6,500,000
15,000,000		Fulton County, GA School District, 3.00% TANs, 12/31/2008	15,088,650
5,245,000		Savannah, GA EDA, University Village (Series 2008A), Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 3.350%, 3/5/2008	5,245,000
		TOTAL	26,833,650
		Illinois--8.2%
4,990,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-C70), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.400%, 3/5/2008	4,990,000
3,510,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E4), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.400%, 3/5/2008	3,510,000
2,650,000	[3,4]	Aurora, Kane, DuPage, Will and Kendall Counties, IL, MERLOTS (Series 2007-E5), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.400%, 3/5/2008	2,650,000
4,500,000	[3,4]	Chicago, IL SFM, RBC Floater Certificate (Series S-1), Weekly VRDNs (GNMA COL)/(Royal Bank of Canada, Montreal LIQ), 3.290%, 3/6/2008	4,500,000
1,350,000		Chicago, IL, (Series 2000), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/(LaSalle Bank, N.A. LOC), 3.100%, 3/6/2008	1,350,000
1,755,000		Chicago, IL, (Series 2001), Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 3.200%, 3/6/2008	1,755,000
1,925,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 3.460%, 3/6/2008	1,925,000
4,225,000		Illinois Development Finance Authority IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 4.450%, 3/6/2008	4,225,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 3.240%, 3/6/2008	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A), Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 4.450%, 3/6/2008	2,630,000
3,730,000		Illinois Development Finance Authority MFH, (Series 1999), Weekly VRDNs (Butterfield Creek Associates LP)/(LaSalle Bank, N.A. LOC), 3.330%, 3/6/2008	3,730,000
3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 3.330%, 3/6/2008	3,000,000
1,970,000		Illinois Finance Authority, (Series 2007), Weekly VRDNs (Andre's Imaging & Graphics, Inc.)/ (U.S. Bank, N.A. LOC), 3.100%, 3/6/2008	1,970,000
1,040,000		Illinois Housing Development Authority, (2007 Sub Series H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	1,040,000
569,000		Peoria, IL, (Series 1996), Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.450%, 3/6/2008	569,000
		TOTAL	38,844,000
		Indiana--3.5%
870,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.200%, 3/6/2008	870,000
1,180,000		Huntington, IN, (Series 1998), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 3.360%, 3/6/2008	1,180,000
540,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC)/(JPMorgan Chase Bank, N.A. LOC), 4.550%, 3/6/2008	540,000
1,000,000		Indiana Development Finance Authority, (Series 2005), Weekly VRDNs (Republic Services, Inc.), 5.050%, 3/5/2008	1,000,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(U.S. Bank, N.A. LOC), 3.330%, 3/6/2008	1,500,000
7,690,000	[3,4]	Indiana State Housing & Community Development Authority, MERLOTS (Series 2007 C52), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.400%, 3/5/2008	7,690,000
2,200,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	2,207,982
1,680,000		Miami County, IN, (Series 2001: Timberland RV Project), Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank LOC), 3.270%, 3/6/2008	1,680,000
		TOTAL	16,667,982
		Kansas--2.9%
6,878,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.280%, 3/6/2008	6,878,000
945,000		Colwich, KS Industrial Development, IDRBs (Series 1999), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Regions Bank, Alabama LOC), 3.340%, 3/6/2008	945,000
3,383,500	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 3.280%, 3/6/2008	3,383,500
2,665,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 3.200%, 3/5/2008	2,665,000
		TOTAL	13,871,500
		Kentucky--0.5%
900,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.380%, 3/6/2008	900,000
1,113,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.220%, 3/6/2008	1,113,000
400,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC), 3.160%, 3/6/2008	400,000
		TOTAL	2,413,000
		Louisiana--0.5%
2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(JPMorgan Chase Bank, N.A. LOC), 3.410%, 3/6/2008	2,500,000
		Maine--1.9%
2,755,000		Dover-Foxcroft, ME, (Series 2005), Weekly VRDNs (Pleasant River Lumber Co.)/(Wachovia Bank N.A. LOC), 3.800%, 3/5/2008	2,755,000
1,000,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs Mandatory Tender 9/22/2008	1,000,000
2,530,000	[3,4]	Maine State Housing Authority, PUTTERs (Series 1414B), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.510%, 3/6/2008	2,530,000
2,705,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A. LOC), 3.160%, 3/6/2008	2,705,000
		TOTAL	8,990,000
		Maryland--0.7%
3,500,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54), Weekly VRDNs (Bank of New York LIQ), 3.400%, 3/5/2008	3,500,000
		Massachusetts--0.5%
2,500,000		Massachusetts IFA, (Series 1992B), 1.60% CP (New England Power Co.), Mandatory Tender 3/3/2008	2,500,000
		Minnesota--0.2%
660,000		Brooklyn Park, MN EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.360%, 3/6/2008	660,000
310,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.360%, 3/6/2008	310,000
		TOTAL	970,000
		Mississippi--1.4%
3,000,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/ (Wachovia Bank N.A. LOC), 3.290%, 3/6/2008	3,000,000
3,500,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4), Weekly VRDNs (Highland Park Apartments)/(Wachovia Bank N.A. LOC), 3.290%, 3/6/2008	3,500,000
		TOTAL	6,500,000
		Missouri--1.7%
6,975,000		Platte County, MO IDA, (Series 2007), Weekly VRDNs (Zona Rosa Development LLC)/(HSBC Bank USA LOC), 3.280%, 3/6/2008	6,975,000
1,080,000		Springfield, MO IDA, (Series 1999), Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 3.360%, 3/6/2008	1,080,000
		TOTAL	8,055,000
		Multi State--3.2%
3,614,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.310%, 3/6/2008	3,614,000
4,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.310%, 3/6/2008	4,500,000
3,475,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 2382P), Weekly VRDNs (GTD by Texas PSFG)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.510%, 3/6/2008	3,475,000
2,995,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC FSA MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 3.560%, 3/6/2008	2,995,000
410,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.260%, 3/6/2008	410,000
		TOTAL	14,994,000
		Nebraska--0.3%
1,200,000		York, NE Industrial Development, IDRBs (Series 1998), Weekly VRDNs (EPCO Carbondioxide Products, Inc.)/(Regions Bank, Alabama LOC), 3.340%, 3/6/2008	1,200,000
		Nevada--0.5%
2,255,000	[3,4]	Nevada Rural Housing Authority, MERLOTS (Series 2007-E6), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.400%, 3/5/2008	2,255,000
		New Hampshire--0.4%
2,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 2.85% CP (New England Power Co.), Mandatory Tender 4/3/2008	2,000,000
		New York--4.9%
1,670,000		Cattaraugus County, NY IDA, (Series 1999A), Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.310%, 3/6/2008	1,670,000
1,315,000		Cayuga County, NY IDA, (Series 1998), Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.160%, 3/5/2008	1,315,000
1,820,000		Erie County, NY IDA, IDRB (Series 1994), Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 3.360%, 3/6/2008	1,820,000
2,000,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.310%, 3/6/2008	2,000,000
1,700,000		Madison County, NY IDA, (Series A), Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 3.160%, 3/5/2008	1,700,000
1,985,000	[3,4]	Nassau County, NY IDA, ROCs (Series 738CE), Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.310%, 3/6/2008	1,985,000
1,700,000		New York City, NY IDA, IDRBs (Series 2003), Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.290%, 3/6/2008	1,700,000
9,000,000	[3,4]	New York State Mortgage Agency, PA-406 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.320%, 3/6/2008	9,000,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998), Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/ (Mellon Bank N.A. LOC), 3.450%, 3/6/2008	2,250,000
		TOTAL	23,440,000
		North Dakota--0.6%
100,000		Fargo, ND, (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.290%, 3/6/2008	100,000
2,775,000		Grand Forks, ND, (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.260%, 3/6/2008	2,775,000
		TOTAL	2,875,000
		Ohio--13.3%
1,900,000		Athens, OH, 4.25% BANs, 7/10/2008	1,902,945
4,000,000	[3,4]	Buckeye Tobacco Settlement Financing Authority, OH, (MT-524), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.410%, 3/6/2008	4,000,000
1,000,000		Butler County, OH, 4.10% BANs, 8/7/2008	1,002,796
2,910,000		Cleveland, OH Airport System, (Series D), Weekly VRDNs (GTD by WestLB AG LOC), 3.050%, 3/5/2008	2,910,000
7,490,000	[3,4]	Erie County, OH Hospital Facilities, (MT-253), Weekly VRDNs (Firelands Regional Medical Center)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.060%, 3/6/2008	7,490,000
1,500,000		Franklin County, OH Health Care Facilities, (Series 2005), Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 3.180%, 3/6/2008	1,500,000
2,000,000		Hamilton County, OH, (Series 2004), Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 3.170%, 3/6/2008	2,000,000
2,823,000		Lakewood, OH, 4.00% BANs, 4/10/2008	2,824,060
2,050,000		Lakota, OH Local School District, 4.00% BANs, 6/12/2008	2,054,257
2,000,000		Massillon, OH City School District, 4.50% BANs, 7/30/2008	2,005,734
2,057,000		Morrow County, OH, 4.50% BANs, 7/11/2008	2,061,999
6,500,000		Mount Healthy, OH City School District, 4.25% BANs, 4/3/2008	6,502,994
2,500,000		North College Hill, OH City School District, 3.70% BANs, 6/19/2008	2,503,913
805,000		Oakwood Village, OH, 3.75% BANs, 12/4/2008	806,471
2,694,100		Painesville, OH, 4.25% BANs, 3/19/2008	2,694,840
2,185,000		Paulding County, OH, (Series A), 4.25% BANs, 9/10/2008	2,198,482
2,753,000		Perrysburg, OH, 4.00% BANs, 11/6/2008	2,761,168
3,000,000		Port of Greater Cincinnati, OH Development Authority, (Series 2008A), Weekly VRDNs (Sycamore Township Kenwood Central Public Parking Project)/(LaSalle Bank, N.A. LOC), 3.190%, 3/6/2008	3,000,000
1,570,000		Richland County, OH, 4.00% BANs, 10/30/2008	1,574,538
1,455,000		Stark County, OH, (Series 2007-2), 3.90% BANs, 9/24/2008	1,456,983
1,985,000		Summit County, OH IDA, (Series 1998), Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 3.160%, 3/5/2008	1,985,000
1,125,000		Summit County, OH IDA, (Series 2000), Weekly VRDNs (McHale Group)/(National City Bank LOC), 3.400%, 3/6/2008	1,125,000
3,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006), Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 3.100%, 3/6/2008	3,000,000
3,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1), Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 3.090%, 3/6/2008	3,000,000
1,000,000		West Clermont Local School District, OH, 4.00% BANs, 8/5/2008	1,003,566
		TOTAL	63,364,746
		Oklahoma--1.7%
2,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 4.450%, 3/6/2008	2,000,000
1,000,000		Oklahoma Development Finance Authority, (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 3.150%, 3/5/2008	1,000,000
2,500,000		Oklahoma Development Finance Authority, (Series 2002B), Weekly VRDNs (ConocoPhillips), 3.150%, 3/5/2008	2,500,000
2,600,000		Oklahoma Development Finance Authority, (Series 2003), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 3.150%, 3/5/2008	2,600,000
		TOTAL	8,100,000
		Oregon--0.4%
1,000,000		Oregon State EDRB, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC), 3.330%, 3/6/2008	1,000,000
1,000,000		Oregon State EDRB, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC), 3.330%, 3/6/2008	1,000,000
		TOTAL	2,000,000
		Pennsylvania--0.6%
895,000		McKean County, PA IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/ (PNC Bank, N.A. LOC), 3.500%, 3/6/2008	895,000
2,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 3.300%, 3/5/2008	2,000,000
		TOTAL	2,895,000
		South Carolina--1.1%
3,000,000		South Carolina Jobs-EDA, (Series 2004), Weekly VRDNs (Republic Services, Inc.), 5.050%, 3/5/2008	3,000,000
1,000,000		South Carolina State Housing Finance & Development Authority, (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 3.430%, 3/6/2008	1,000,000
1,000,000		South Carolina State Housing Finance & Development Authority, (Series 2007B), 3.87% BANs, 9/2/2008	1,000,000
		TOTAL	5,000,000
		South Dakota--2.9%
11,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (South Dakota-AMT)/(Series 2005-9), Weekly VRDNs (South Dakota Housing Development Authority)/(State Street Bank and Trust Co. LIQ), 3.280%, 3/6/2008	11,000,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004), Weekly VRDNs (Prairie Gold Dairy LLC)/(Key Bank, N.A. LOC), 3.330%, 3/6/2008	3,000,000
		TOTAL	14,000,000
		Tennessee--1.3%
900,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC), 2.810%, 3/5/2008	900,000
130,000		Hamilton County, TN IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 4.450%, 3/6/2008	130,000
2,000,000		Memphis-Shelby County, TN Industrial Board, (Series 2007), Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 3.150%, 3/5/2008	2,000,000
3,100,000		Union City, TN IDB, (Series 1995), Weekly VRDNs (Kohler Co.)/(Wachovia Bank N.A. LOC), 3.500%, 3/6/2008	3,100,000
		TOTAL	6,130,000
		Texas--5.2%
9,440,000		Austin, TX, Hotel Occupancy Tax (Series 2005), Weekly VRDNs (CIFG NA INS)/(Dexia Credit Local LIQ), 11.000%, 3/6/2008	9,440,000
4,100,000		Brazos River Authority, TX, (Series 2001 D-2), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 3.350%, 3/5/2008	4,100,000
2,000,000		Houston, TX Higher Education Finance Corp., (Series 2003A) Tierwester Oaks and Richfield Manor Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 2.350%, 3/3/2008	2,000,000
5,000,000		Texas State Department of Housing & Community Affairs, (Series 2007), Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.290%, 3/6/2008	5,000,000
1,740,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109), Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 3.400%, 3/5/2008	1,740,000
2,600,000		Texas State, (Series 2007), 4.50% TRANs, 8/28/2008	2,609,735
		TOTAL	24,889,735
		Vermont--0.8%
3,670,000		Vermont Educational and Health Buildings Financing Agency, (Series 2004B), Weekly VRDNs (Landmark College, Inc.)/(Radian Asset Assurance INS)/(TD Banknorth N.A. LIQ), 5.350%, 3/6/2008	3,670,000
		Virginia--13.7%
7,000,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998), Weekly VRDNs (Township Apartments)/(FNMA LOC), 3.000%, 3/5/2008	7,000,000
5,000,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments), Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 3.100%, 3/6/2008	5,000,000
3,488,000		Henrico County, VA EDA, (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/ (Citibank NA, New York LOC), 3.020%, 3/5/2008	3,488,000
4,500,000		King George County IDA, VA, (Series 1996), Weekly VRDNs (Garnet of Virginia, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 3.100%, 3/6/2008	4,500,000
4,900,000		Loudoun County, VA IDA, (Series 2003E), Weekly VRDNs (Howard Hughes Medical Institute), 2.850%, 3/5/2008	4,900,000
5,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.70% CP (Bank of America N.A. LOC), Mandatory Tender 4/3/2008	5,000,000
15,000,000		Metropolitan Washington, DC Airports Authority, (Sub Series A), 1.60% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 5/7/2008	15,000,000
4,200,000		Virginia Resources Authority, Water and Sewer (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 3.250%, 3/6/2008	4,200,000
5,700,000		Virginia Small Business Financing Authority, (Series 2006), Weekly VRDNs (Virginia State University Real Estate Foundation)/(CIFG NA INS)/(Bank of America N.A. LIQ), 5.250%, 3/6/2008	5,700,000
8,500,000		Virginia Small Business Financing Authority, (Series 2007), Weekly VRDNs (BleachTech LLC)/(National City Bank LOC), 3.220%, 3/6/2008	8,500,000
2,000,000		Virginia State Housing Development Authority, 4.00% Bonds, 1/1/2009	2,010,371
		TOTAL	65,298,371
		Washington--2.1%
645,000		Washington State EDFA, (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/ (Bank of America N.A. LOC), 3.400%, 3/5/2008	645,000
4,500,000		Washington State EDFA, (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.350%, 3/6/2008	4,500,000
2,575,000		Washington State Housing Finance Commission, (Series 1996A: Pacific Inn Apartments), Weekly VRDNs (225-112th NE LP)/(U.S. Bank, N.A. LOC), 3.340%, 3/6/2008	2,575,000
2,250,000		Washington State Housing Finance Commission, (Series 1998A: Oxford Square Apartments), Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 3.340%, 3/6/2008	2,250,000
		TOTAL	9,970,000
		West Virginia--0.9%
4,190,000		Cabell County Commission, WV Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 3.400%, 3/6/2008	4,190,000
		Wisconsin--4.9%
2,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 3.410%, 3/6/2008	2,000,000
3,380,000		Lawrence, WI Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.120%, 3/6/2008	3,380,000
170,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.550%, 3/6/2008	170,000
2,275,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.120%, 3/6/2008	2,275,000
2,100,000		Rock County, WI, 4.25% TANs, 7/10/2008	2,103,255
8,000,000		Verona, WI IDA Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.120%, 3/6/2008	8,000,000
5,500,000	[3,4]	West Allis, WI, (Series 2007 FR/RI-F7), Weekly VRDNs (Wisconsin State Fair Park Exposition Center, Inc)/(Lehman Brothers Holdings, Inc. SWP), 3.550%, 3/5/2008	5,500,000
		TOTAL	23,428,255
		TOTAL INVESTMENTS --- 103.2% (AT AMORTIZED COST)[5]	491,503,239
		OTHER ASSETS AND LIABILITIES – NET – (3.2)%[6]	(15,034,578)
		TOTAL NET ASSETS --- 100%	$476,468,661

Securities that are subject to the federal alternative minimum tax (AMT) represent 68.8% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At February 29, 2008, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	90.9%	9.1%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $145,795,500, which represented 30.6% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At February 29, 2008, these liquid restricted securities amounted to $145,795,500, which represented 30.6% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCRBs	--Pollution Control Revenue Bonds
PSFG	--Permanent School Fund Guarantee Program
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	-- Reset Option Certificates
SFM	--Single Family Mortgage
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Prime Cash Series

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount	Value

		ASSET-BACKED SECURITIES--3.9%
		Finance - Automotive--1.2%
$1,342,561	[1]	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	$1,342,561
23,218,091	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	23,218,091
10,000,000	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	10,000,000
8,944,364	[1,2]	Ford Credit Auto Owner Trust 2007-B, Class A1, 5.291%, 10/15/2008	8,944,363
2,075,536		Hyundai Auto Receivables Trust 2007-A, Class A1, 5.290%, 10/15/2008	2,075,536
12,918,334		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.997%, 1/15/2009	12,918,334
9,000,000		Wachovia Auto Loan Owner Trust 2008-1, Class A1, 3.943%, 1/20/2009	9,000,000
		TOTAL	67,498,885
		Finance - Equipment--0.2%
1,523,027		Caterpillar Financial Asset Trust 2007-A, Class A1, 5.672%, 9/25/2008	1,523,027
11,974,910		GE Equipment Midticket LLC (Series 2007-1), Class A1, 4.905%, 11/14/2008	11,974,910
		TOTAL	13,497,937
		Finance - Retail--2.3%
65,000,000	[1,2]	Arkle Master Issuer PLC 2007-1, Class 1A, 3.099%, 3/17/2008	64,953,992
37,900,000		Holmes Master Issuer PLC 2007-1, Class 1A1, 3.101%, 3/17/2008	37,900,000
27,938,904	[1,2]	WST Trust (Series 2007-1G), Class A1, 3.040%, 5/21/2008	27,938,904
		TOTAL	130,792,896
		Insurance--0.2%
9,740,346		Capital One Auto Finance Trust 2007-C, Class A1, (GTD by FGIC), 5.282%, 10/15/2008	9,740,346
		TOTAL ASSET-BACKED SECURITIES	221,530,064
		CERTIFICATES OF DEPOSIT--16.3%
		Banking--16.3%
80,000,000		Bank of Montreal, 3.020% - 4.920%, 5/30/2008 - 8/27/2008	80,000,000
25,000,000		Bank of Scotland, Edinburgh, 5.310%, 5/22/2008	25,000,000
148,000,000		Barclays Bank PLC, 3.050% - 5.313%, 5/22/2008 – 2/23/2009	148,001,335
75,000,000		Comerica Bank, 4.540%, 7/2/2008	75,000,000
127,000,000		Credit Suisse, Zurich, 4.420% - 5.405%, 4/11/2008 - 7/3/2008	126,999,876
135,000,000		DePfa Bank PLC, 3.830% - 4.800%, 4/4/2008 - 7/10/2008	135,000,000
6,000,000		First Tennessee Bank, N.A., 4.400%, 3/7/2008	6,000,000
45,000,000		Huntington National Bank, Columbus, OH, 3.400% - 5.190%, 4/7/2008 - 4/23/2008	45,000,000
75,000,000		Natixis, 4.050% - 4.860%, 4/14/2008 - 6/18/2008	75,024,165
55,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.760% - 4.850%, 5/21/2008 - 7/18/2008	55,000,000
45,000,000		Societe Generale, Paris, 3.250% - 5.420%, 7/10/2008 – 7/30/2008	45,000,000
100,000,000		Toronto Dominion Bank, 4.330% - 4.850%, 5/27/2008 - 7/8/2008	100,000,000
10,000,000		UBS AG, 4.780%, 10/15/2008	10,000,000
		TOTAL CERTIFICATES OF DEPOSIT	926,025,376
		COLLATERALIZED LOAN AGREEMENTS--12.3%
		Banking--4.6%
50,000,000		Barclays Capital, Inc., 3.375%, 3/3/2008	50,000,000
65,000,000		Credit Suisse First Boston LLC, 3.325%, 3/3/2008	65,000,000
25,000,000		Deutsche Bank Securities, Inc., 3.325%, 3/3/2008	25,000,000
100,000,000		Greenwich Capital Markets, Inc., 3.200% - 3.325%, 3/3/2008 - 5/28/2008	100,000,000
18,780,000		RBC Capital Markets Corp., 3.325%, 3/3/2008	18,780,000
		TOTAL	258,780,000
		Brokerage--7.7%
115,000,000		Bear Stearns & Co., Inc., 3.375%, 3/3/2008	115,000,000
50,000,000		Citigroup Global Markets, Inc., 3.325%, 3/3/2008	50,000,000
75,000,000		Goldman Sachs & Co., 3.295%, 3/3/2008	75,000,000
175,000,000		Lehman Brothers, Inc., 3.475%, 4/22/2008 - 5/2/2008	175,000,000
25,000,000		Merrill Lynch & Co., Inc., 3.475%, 3/3/2008	25,000,000
		TOTAL	440,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	698,780,000
		COMMERCIAL PAPER--33.9%[3]
		Aerospace / Auto--0.7%
39,700,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 3.230% - 5.400%, 3/18/2008 - 5/28/2008	39,440,428
		Banking--5.2%
25,000,000		Bank of Scotland, Edinburgh, 3.220%, 7/22/2008	24,680,236
50,000,000	[1,2]	Fountain Square Commercial Funding Corp., 4.000%, 4/9/2008	49,783,333
64,288,000	[1,2]	Kitty Hawk Funding Corp., 4.900% - 5.050%, 3/19/2008 - 4/11/2008	64,018,728
81,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 4.900% - 5.465%, 3/11/2008 - 4/18/2008	80,626,274
25,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 3.30%, 3/26/2008	24,942,188
50,000,000		Societe Generale North America, Inc., 3.190% - 3.270%, 4/30/2008 - 7/30/2008	49,568,894
		TOTAL	293,619,653
		Conglomerate--0.2%
9,000,000		Textron Financial Corp., (Textron Inc. Support Agreement), 3.170%, 4/11/2008	8,967,508
		Consumer Products--0.9%
31,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 3.370%, 5/27/2008 - 5/28/2008	30,745,471
20,000,000		Kellogg Co., 3.300% - 4.800%, 3/5/2008 - 5/19/2008	19,922,461
		TOTAL	50,667,932
		Finance - Automotive--2.3%
25,000,000		DRAC LLC, (A1+/P1 Series), 3.350%, 7/21/2008	24,669,653
75,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.970%, 8/13/2008	73,979,063
30,000,000		FCAR Auto Loan Trust, (A1/P1 Series), 5.050%, 3/24/2008	29,903,208
		TOTAL	128,551,924
		Finance - Commercial--4.5%
20,000,000		CIT Group, Inc., 3.620%, 3/24/2008	19,953,745
40,000,000	[1,2]	Edison Asset Securitization LLC, 4.780%, 6/10/2008	39,463,578
149,700,000	[1,2]	Fairway Finance Co. LLC, 3.170% - 3.330%, 3/20/2008 - 4/11/2008	149,291,983
50,000,000	[1,2]	Versailles CDS LLC, 5.300%, 3/14/2008	49,904,306
		TOTAL	258,613,612
		Finance - Retail--13.6%
259,000,000	[1,2]	Alpine Securitization Corp., 3.070% - 3.250%, 3/7/2008 - 5/21/2008	257,767,140
110,297,000	[1,2]	Barton Capital LLC, 3.150% - 3.300%, 4/18/2008 - 5/23/2008	109,630,256
75,000,000	[1,2]	Chariot Funding LLC, 3.100%, 5/6/2008	74,573,750
121,019,000	[1,2]	Falcon Asset Securitization Company LLC, 3.070% - 5.200%, 3/7/2008 - 5/29/2008	120,297,285
141,000,000	[1,2]	Sheffield Receivables Corp., 3.150% - 3.850%, 3/13/2008 - 4/10/2008	140,655,822
40,000,000	[1,2]	Tulip Funding Corp., 3.080%, 5/13/2008	39,750,178
30,126,000	[1,2]	Yorktown Capital LLC, 3.200%, 4/21/2008	29,989,429
		TOTAL	772,663,860
		Finance - Securities--3.5%
100,000,000	[1,2]	Grampian Funding LLC, 4.990% - 5.065%, 3/18/2008 - 3/28/2008	99,707,378
75,000,000	[1,2]	Perry Global Funding LLC (Series A), 3.600%, 3/5/2008	74,970,000
27,250,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.250%, 4/21/2008	27,047,328
		TOTAL	201,724,706
		Food & Beverage--1.0%
55,425,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 3.250% - 4.450%, 3/3/2008 - 5/20/2008	55,178,961
		Metals--1.0%
56,239,000		Alcoa, Inc., 3.580% - 4.260%, 3/20/2008 - 3/26/2008	56,097,132
		Pharmaceuticals and Health Care--0.3%
20,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	19,711,244
		Retail--0.7%
10,000,000		Home Depot, Inc., 3.300%, 5/1/2008	9,944,083
18,000,000	[1,2]	Home Depot, Inc., 3.400%, 4/30/2008	17,898,000
10,000,000	[1,2]	Safeway Inc., 3.650% - 3.680%, 3/31/2008 - 4/7/2008	9,965,910
		TOTAL	37,807,993
		TOTAL COMMERCIAL PAPER	1,923,044,953
		CORPORATE BONDS--0.7%
		Finance - Retail--0.4%
22,000,000	[1,2]	SLM Corp., 3.128%, 4/14/2008	22,000,000
		Retail--0.3%
15,000,000		Wal-Mart Stores, Inc., 5.933%, 6/1/2008	15,021,760
		TOTAL CORPORATE BONDS	37,021,760
		CORPORATE NOTES--1.1%
		Finance - Securities--1.1%
15,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 5.350%, 5/21/2008	15,000,000
50,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.350% - 5.415%, 4/21/2008 - 8/5/2008	50,000,000
		TOTAL CORPORATE NOTES	65,000,000
		NOTES - VARIABLE—29.6%[4]
		Banking--19.0%
4,830,000		35 N. Fourth Street Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.222%, 3/6/2008	4,830,000
2,260,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.220%, 3/7/2008	2,260,000
3,649,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.950%, 3/6/2008	3,649,000
3,100,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 3.940%, 3/6/2008	3,100,000
40,000,000		Australia & New Zealand Banking Group, Melbourne, 4.231%, 3/10/2008	40,000,000
80,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 5.111%, 3/5/2008	80,000,000
68,000,000	[1,2]	BNP Paribas SA, 3.120%, 3/26/2008	68,000,000
25,000,000	[1,2]	Bank of Ireland, 3.055%, 5/15/2008	25,000,000
25,000,000	[1,2]	Bank of Scotland, Edinburgh, 3.165%, 3/10/2008	25,000,000
55,000,000		Bank of Scotland, Edinburgh, 3.334% - 4.954%, 3/3/2008 - 3/25/2008	55,000,000
5,715,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.840%, 3/7/2008	5,715,000
600,000		Boozer Lumber Co., (Regions Bank, Alabama LOC), 3.150%, 3/7/2008	600,000
7,565,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 3.180%, 3/6/2008	7,565,000
1,290,000		Capital One Funding Corp., (Series 1995-D), (JPMorgan Chase Bank, N.A. LOC), 3.300%, 3/6/2008	1,290,000
290,000		Carpenter, Thomas E., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.140%, 3/6/2008	290,000
4,520,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.220%, 3/7/2008	4,520,000
4,595,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 3.220%, 3/6/2008	4,595,000
2,210,000		Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 3.500%, 3/6/2008	2,210,000
35,000,000		Credit Agricole S.A., 4.175%, 3/25/2008	35,000,000
21,000,000	[1,2]	Credit Agricole S.A., 4.854%, 3/25/2008	21,000,000
755,000		Damascus Co. Ltd., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.140%, 3/6/2008	755,000
10,000,000	[1,2]	DePfa Bank PLC, 5.051%, 3/15/2008	10,000,000
1,100,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.170%, 3/5/2008	1,100,000
1,835,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.220%, 3/7/2008	1,835,000
26,500,000		FEM Portfolio No. 1, (Series 2007), (Huntington National Bank, Columbus, OH LOC), 3.470%, 3/6/2008	26,500,000
5,325,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.220%, 3/7/2008	5,325,000
5,900,000		Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 3.340%, 3/5/2008	5,900,000
18,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 3.200%, 3/6/2008	18,000,000
1,825,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.220%, 3/7/2008	1,825,000
2,445,000		Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 3.890%, 3/7/2008	2,445,000
5,545,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 3.670%, 3/6/2008	5,545,000
950,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.940%, 3/7/2008	950,000
18,000,000	[1,2]	ING Bank N.V., 3.34%, 3/26/2008	18,000,000
2,365,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 5.230%, 3/1/2008	2,365,000
7,065,000		Jackson-Rime Development Co. I, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 3.120%, 3/6/2008	7,065,000
50,000,000	[1]	MONET Trust, (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	50,000,000
3,835,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.210%, 3/4/2008	3,835,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.220%, 3/4/2008	50,000,000
3,955,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 3.180%, 3/6/2008	3,955,000
7,225,000		Mississippi Business Finance Corp., Deuce McAllister Motors, LLC Project (Series 2006), (First Tennessee Bank, N.A. LOC), 4.620%, 3/6/2008	7,225,000
5,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 3.208%, 3/7/2008	5,000,000
55,000,000		National Australia Bank Ltd., Melbourne, 4.454%, 3/6/2008	55,000,000
50,000,000		National City Bank, 3.100% - 3.345%, 3/3/2008 – 5/13/2008	50,000,000
6,865,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 3.169%, 3/6/2008	6,865,000
410,000		PV Communications, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.272%, 3/6/2008	410,000
7,775,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.272%, 3/7/2008	7,775,000
25,000,000	[1,2]	Royal Bank of Canada, Montreal, 3.254%, 3/3/2008	25,000,000
29,000,000		Royal Bank of Scotland PLC, Edinburgh, 3.490%, 5/20/2008 – 5/22/2008	29,000,000
280,000		Sandridge Food Corp., (National City Bank LOC), 3.600%, 3/6/2008	280,000
13,750,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 3.180%, 3/6/2008	13,750,000
2,420,000		Shelby County, TN Health Education & Housing Facilities Board, St. Mary's Episcopal School Project (Series 2004-T), (First Tennessee Bank, N.A. LOC), 4.620%, 3/6/2008	2,420,000
25,000,000		Societe Generale, Paris, 3.073%, 3/29/2008	24,995,396
30,000,000	[1,2]	Societe Generale, Paris, 3.144%, 3/3/2008	30,000,000
7,295,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 3.220%, 3/6/2008	7,295,000
1,765,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 3.180%, 3/6/2008	1,765,000
4,050,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 3.840%, 3/7/2008	4,050,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.220%, 3/7/2008	2,735,000
13,500,000		Svenska Handelsbanken, Stockholm, 4.468%, 4/7/2008	13,500,000
1,545,000		Swiger Coil Systems, Inc., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.272%, 3/6/2008	1,545,000
485,000		TDB Realty Ltd., (Huntington National Bank, Columbus, OH LOC), 3.172%, 3/6/2008	485,000
2,860,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 3.240%, 3/6/2008	2,860,000
85,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2007-2), Tranche #1, (GTD by Wachovia Corp.), 5.143% - 5.210%, 3/21/2008 - 3/28/2008	85,000,000
45,000,000		Wachovia Bank N.A., 4.753%, 4/4/2008	45,000,000
48,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 3.119%, 3/17/2008	48,000,000
1,210,000		Wexner Heritage House, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.222%, 3/6/2008	1,210,000
725,000		White Brothers Properties, (Series 1996), (Huntington National Bank, Columbus, OH LOC), 3.222%, 3/6/2008	725,000
		TOTAL	1,076,914,396
		Brokerage--4.4%
50,000,000	[1,2]	Goldman Sachs Group, Inc., 3.191%, 3/17/2008	50,000,367
35,000,000		Merrill Lynch & Co., Inc., 3.224%, 3/4/2008	35,000,000
166,000,000		Morgan Stanley, 3.195% - 3.294%, 3/3/2008 – 3/27/2008	166,000,000
		TOTAL	251,000,367
		Finance - Commercial--0.6%
30,000,000		General Electric Capital Corp., 3.185%, 3/10/2008	30,000,000
3,000,000		South Carolina Jobs-EDA, Roller Bearing Co., (Series 1994 B), (Heller Financial, Inc. LOC), 3.410%, 3/6/2008	3,000,000
		TOTAL	33,000,000
		Finance - Retail--0.5%
31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.677%, 3/17/2008	31,000,000
		Finance - Securities--3.5%
60,000,000	[1,2]	Asscher Finance Corp., 3.045% - 3.070%, 3/3/2008 – 5/15/2008 (Final Maturity 8/1/2008 – 8/15/2008)	59,989,094
125,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 3.030% - 3.091%, 3/3/2008 - 5/19/2008 (Final Maturity 3/17/2008 – 8/15/2008)	124,991,104
15,000,000	[1,2]	Sigma Finance, Inc., (GTD by Sigma Finance, Inc.), 3.065%, 3/3/2008 (Final Maturity 5/30/2008)	14,999,456
		TOTAL	199,979,654
		Insurance--1.4%
15,000,000		Genworth Life Insurance Co., 3.186%, 5/9/2008	15,000,000
9,000,000		Hartford Life Global Funding Trust, 3.141%, 3/17/2008	9,000,000
35,000,000		Monumental Life Insurance Co., 3.225%, 6/2/2008	35,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 3.318%, 5/14/2008	20,000,000
		TOTAL	79,000,000
		Oil & Oil Finance--0.2%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 5.066%, 3/11/2008	10,000,000
		TOTAL NOTES - VARIABLE	1,680,894,417
		REPURCHASE AGREEMENT--2.2%
124,471,000		Interest in $4,000,000,000 joint repurchase agreement 3.190%, dated 2/29/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $4,001,063,333 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $4,105,288,400.	124,471,000
		TOTAL INVESTMENTS---100.0% (AT AMORTIZED COST)[5]	5,676,767,570
		OTHER ASSETS AND LIABILITIES---NET—0.0%[6]	591,469
		TOTAL NET ASSETS---100%	$5,677,359,039

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2008, these restricted securities amounted to $2,588,736,902, which represented 45.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2008, these liquid restricted securities amounted to $2,537,394,341, which represented 44.7% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at February 29, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CAL Securitization Trust 2007-1, Class A1, 5.424%, 7/15/2008	6/19/2007	$1,342,561
	MONET Trust, (Series 2000-1), Class A-2A, (Dresdner Bank AG, Frankfurt SWP), 4.913%, 3/28/2008	3/28/2006	$50,000,000
3	Discount rate at time of purchase.
4	Floating rate note with current rate and next reset date shown.
5	Also represents costs for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
GTD	--Guaranteed
LOC	--Letter of Credit
SWP	--Swap Agreement

Treasury Cash Series

Portfolio of Investments

February 29, 2008 (unaudited)

Principal Amount			Value
		REPURCHASE AGREEMENTS--100.0%
$97,111,000		Interest in $3,770,000,000 joint repurchase agreement 1.83%, dated 2/29/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $3,770,574,925 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $3,845,986,596.	$97,111,000
150,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.80%, dated 2/29/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,800,420,000 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $2,856,428,732.	150,000,000
150,000,000		Interest in $2,800,000,000 joint repurchase agreement 1.80%, dated 2/29/2008 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $2,800,420,000 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $2,856,006,232.	150,000,000
150,000,000		Interest in $4,000,000,000 joint repurchase agreement 1.80%, dated 2/29/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,600,000 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2027 and the market value of those underlying securities was $4,080,613,053.	150,000,000
150,000,000		Interest in $2,500,000,000 joint repurchase agreement 1.85%, dated 2/29/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,385,417 on 3/3/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $2,550,000,715.	150,000,000
4,500,000	[1]	Interest in $200,000,000 joint repurchase agreement 5.20%, dated 5/22/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $210,515,556 on 5/21/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2016 and the market value of those underlying securities was $212,313,275.	4,500,000
4,000,000	[1]	Interest in $197,000,000 joint repurchase agreement 5.25%, dated 5/31/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $207,457,417 on 5/30/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2015 and the market value of those underlying securities was $208,943,245.	4,000,000
3,000,000	[1]	Interest in $155,000,000 joint repurchase agreement 5.32%, dated 6/14/2007 under which UBS Securities LLC will repurchase securities provided as collateral for $163,337,622 on 6/13/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2012 and the market value of those underlying securities was $163,919,763.	3,000,000
		TOTAL INVESTMENTS --- 100.0% (AT AMORTIZED COST)[2]	708,611,000
		OTHER ASSETS AND LIABILITIES – NET – 0.0%[3]	143,192
		TOTAL NET ASSETS --- 100%	$708,754,192

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant       Cash Trust Series, Inc.

By                      /S/ Richard A. Novak
                           Richard A. Novak
                           Principal Financial Officer

Date                  April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue
                          J. Christopher Donahue
                          Principal Executive Officer

Date                  April 23, 2008

By                      /S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date                      April 23, 2008